Merger (Details) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 14, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Merger (Details) [Line Items]
Investment amount		$ 3,000,000
Number of share issued (in Shares)		135,808,884
Percentage of common stock issued and outstanding		95.00%
Common stock shares authorized (in Shares)		250,000,000	250,000,000
Common stock issued (in Shares)		169,117,202	53,887,738
Provided interim financing	$ 3,000,000
Series A Preferred Stock [Member]
Merger (Details) [Line Items]
Exercise percentage		51.00%
Preferred shares percentage		50.00%
Avra Medical Robotics, Inc. [Member]
Merger (Details) [Line Items]
Accrued interest percentage			7.00%
Original issue discount, amount			$ 2,000,000
Accrued interest			100,000,000
Investment amount			$ 2,000,000
Original issue discount rate			6.00%
Original issue discount opposed rate			10.00%
Valuation for determining conversion			$ 250,000,000
Valuation for determining conversion opposed value			$ 100,000,000
Promissory notes description			In order to fund the Interim Financing, the Company offered and sold one-year convertible promissory notes (the “Convertible Notes”) of $1,000,000 (maturity date 08-15-2023), $500,000 (maturity date 10-26-2023), and $500,000 (maturity date 12-01-2023) to one accredited investor and $100,000 (maturity date 09-10-2023), $900,000 (maturity date 11-23-2023), and $1,000,000 (maturity date 12-29-2023) to another. The Convertible Notes will have the same interest rate and payment terms as the Cardio Notes and otherwise be substantially similar to the Cardio Notes, provided, however, that the Convertible Notes do not have an original issue discount. Further, upon consummation of the Transaction (if and when it is consummated) the Convertible Notes will automatically convert into a number of AVRA Shares determined by dividing the principal amount of the Convertible Notes by $100 million and multiplying such number expressed as a percentage by the number of AVRA Shares issued to Dr. Sudhir and the other shareholders of the SSI Parties (if any) upon closing of the Transaction. The Company may offer and sell up to an aggregate principal amount of $5,000,000 in Convertible Notes in order to fund the Interim Financing.
Common stock shares authorized (in Shares)			100,000,000	100,000,000
Common stock issued (in Shares)			53,887,738	37,848,905
Avra Medical Robotics, Inc. [Member] | Maximum [Member]
Merger (Details) [Line Items]
Issue discount percentage			10.00%
Avra Medical Robotics, Inc. [Member] | Minimum [Member]
Merger (Details) [Line Items]
Issue discount percentage			6.00%
Note one [Member] | Avra Medical Robotics, Inc. [Member]
Merger (Details) [Line Items]
Interim financing notes			$ 1,000,000
Note Two [Member] | Avra Medical Robotics, Inc. [Member]
Merger (Details) [Line Items]
Interim financing notes			100,000
Note Three [Member] | Avra Medical Robotics, Inc. [Member]
Merger (Details) [Line Items]
Interim financing notes			500,000
Note Four [Member] | Avra Medical Robotics, Inc. [Member]
Merger (Details) [Line Items]
Interim financing notes			500,000
Note Five [Member] | Avra Medical Robotics, Inc. [Member]
Merger (Details) [Line Items]
Interim financing notes			900,000
Note Six [Member] | Avra Medical Robotics, Inc. [Member]
Merger (Details) [Line Items]
Interim financing notes			$ 1,000,000
Dr. Frederic Moll [Member]
Merger (Details) [Line Items]
Common stock issued (in Shares)		14,029,170
Provided interim financing		$ 3,000,000
Diluted outstanding (in Shares)		10,149,232
Dr. Moll [Member]
Merger (Details) [Line Items]
Percentage of common stock issued and outstanding		7.00%
SSI Parties [Member] | Avra Medical Robotics, Inc. [Member]
Merger (Details) [Line Items]
Common stock ownership, percentage			95.00%
Advance amount			$ 4,000,000
Investment amount			$ 5,000,000
AVRA [Member] | Avra Medical Robotics, Inc. [Member]
Merger (Details) [Line Items]
Common stock ownership, percentage			5.00%
SSII [Member]
Merger (Details) [Line Items]
Number of share issued (in Shares)		6,544,344
Percentage of common stock issued and outstanding		5.00%